7. TURNOVER (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,760.8	$ 1,650.1	$ 1,369.6
Airports
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,662.6	1,565.9	1,307.6
Downtown and hotel shops
DisclosureOfNetSalesLineItems [Line Items]
Net sales	43.1	29.5	13.1
Railway stations and other
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 55.1	$ 54.7	$ 48.9